Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 227,750		$ 216,624	$ 164,306
Less accumulated depreciation and amortization	(102,273)		(97,423)	(71,864)
Property and equipment, net	125,477		119,201	92,442
Depreciation and amortization of property and equipment	4,867	$ 6,041	26,398	20,782	$ 16,768
Video game terminals and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	174,937		166,850	126,043
Amusement and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17,615		16,417	12,539
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,590		1,540	1,827
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,274		8,715	5,092
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	44		44	44
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,200		9,304	7,174
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,196		12,075	9,365
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	911		911	883
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 983		$ 768	$ 1,339